Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Beginning balance	$ 2,001	$ 972
Write-off	(612)	(512)
Change of valuation allowance	1,996	67
Ending balance	$ 3,385	$ 527